Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Comprehensive Income / (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses:
General and administrative expenses		$ (769)	$ (660)		$ (2,574)	$ (1,773)	$ (93)
Operating loss		(1,004)	1,776		(3,003)	5,962	(17,539)
Other expenses:
Interest and finance costs, net		(699)	(701)		(2,810)	(2,531)	(1,704)
Total other expenses, net		(699)	(701)		(2,810)	(2,457)	(1,704)
Net income/(loss)		$ (1,703)	$ 1,075		$ (5,813)	$ 3,505	$ (19,243)
Earnings / (loss) per common share, basic and diluted		$ (0.09)	$ 0.06		$ (0.32)	$ 0.19	$ (1.05)
Weighted average number of shares, basic (in shares)					18,277,893	18,244,671	18,244,671
Weighted average number of shares, diluted (in shares)					18,277,893	18,277,893	18,244,671
PYXIS TANKERS INC.
Expenses:
General and administrative expenses				$ (1,607)	$ (2,344)
Operating loss				(1,607)	(2,344)
Other expenses:
Interest and finance costs, net				(13)	(72)
Total other expenses, net				(13)	(72)
Equity in earnings / (loss) of subsidiaries	[1]			5,125	(3,397)
Net income/(loss)				$ 3,505	$ (5,813)
Earnings / (loss) per common share, basic and diluted				$ 0.19	$ (0.32)
Weighted average number of shares, basic (in shares)				18,244,671	18,277,893
Weighted average number of shares, diluted (in shares)				18,277,893	18,277,893

[1]	Eliminated in consolidation